361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.7%
	BASIC MATERIALS — 4.5%
66,249	CF Industries Holdings, Inc.[1]	$4,562,569
80,824	Dow, Inc.[1]	4,827,617
141,867	Evraz PLC	963,726
140,600	Mitsubishi Chemical Holdings Corp.	1,102,893
56,368	Mosaic Co.[1]	2,251,902
78,342	Nucor Corp.[1]	7,943,879
74,100	Nutrien Ltd.	5,175,108
23,867	Olin Corp.[1]	1,209,341
40,559	Steel Dynamics, Inc.[1]	2,251,836
		30,288,871
	COMMUNICATIONS — 10.2%
4,456	Alphabet, Inc. - Class A*[1]	12,058,248
4,727	Alphabet, Inc. - Class C*[1]	12,828,936
1,190	Amazon.com, Inc.*[1]	3,559,849
104,787	AT&T, Inc.[1]	2,672,069
4,364	Cisco Systems, Inc.[1]	242,944
6,249	Deutsche Telekom AG	117,977
117,561	eBay, Inc.[1]	7,061,889
56,992	Fox Corp. - Class A1	2,314,445
147,373	Fox Corp. - Class B1	5,479,328
30,499	Interpublic Group of Cos., Inc.[1]	1,083,934
176,270	Liberty Global PLC*[1,2]	4,766,341
8,546	Meta Platforms, Inc. - Class A*[1]	2,677,120
4,761	NortonLifeLock, Inc.[1]	123,834
174,900	Trend Micro, Inc.*	9,278,899
85,276	Verizon Communications, Inc.[1]	4,539,241
		68,805,054
	CONSUMER, CYCLICAL — 12.6%
95,828	Academy Sports & Outdoors, Inc.*[1]	3,727,709
28,400	Alimentation Couche-Tard, Inc.	1,145,428
61,919	A-Mark Precious Metals, Inc.[1]	3,832,786
97,580	Bath & Body Works Inc[1]	5,471,311
8,539	Bayerische Motoren Werke A.G.	739,031
100,457	Buckle, Inc.[1]	3,781,202
3,368,200	Chow Tai Fook Jewellery Group Ltd.*	5,917,796
8,838	Citi Trends, Inc.*[1]	430,587
6,043	Darden Restaurants, Inc.[1]	845,235
13,803	Dillard's, Inc. - Class A1	3,502,097
13,699	Domino's Pizza, Inc.[1]	6,228,250
77,417	DR Horton, Inc.[1]	6,907,145
27,100	Gildan Activewear, Inc.	1,078,713

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
168,600	Iida Group Holdings Co., Ltd.	$3,507,662
49,434	Kohl's Corp.[1]	2,951,704
49,289	La Francaise des Jeux SAEM[3]	2,040,778
105,181	Lennar Corp. - Class A1	10,108,946
89,699	Macy's, Inc.[1]	2,296,294
122,600	Marubeni Corp.	1,261,547
17,978	Pandora A/S	1,954,923
48,100	Ryohin Keikaku Co., Ltd.	690,686
2,182	Starbucks Corp.[1]	214,534
37,775	Target Corp.[1]	8,326,743
1,207	Tesla, Inc.*[1]	1,130,621
2,600	Ulta Beauty, Inc.*[1]	945,724
88,201	Walgreens Boots Alliance, Inc.[1]	4,388,882
69,100	Yamaha Motor Company Ltd.	1,645,515
		85,071,849
	CONSUMER, NON-CYCLICAL — 27.5%
31,652	Adecco Group A.G.	1,507,605
12,606	Alector, Inc.*[1]	199,931
17,379	AMERCO[1]	10,582,942
51,517	Bunge Ltd.[1,2]	5,092,971
14,786	Campbell Soup Co.[1]	652,358
16,666	Carrefour S.A.	317,186
112	Chocoladefabriken Lindt & Spruengli A.G.	1,299,730
100,127	Coca-Cola Co.[1]	6,108,748
27,234	Colgate-Palmolive Co.[1]	2,245,443
6,413	Diageo PLC	323,587
79,900	Empire Co., Ltd. - Class A	2,465,134
313,471	Essity A.B. - Class B	8,836,824
28,715	Gartner, Inc.*[1]	8,439,051
30,200	George Weston Ltd.	3,293,206
176,597	Getinge A.B. - B Shares	6,904,125
63,138	Gilead Sciences, Inc.[1]	4,336,318
83,430	Heidrick & Struggles International, Inc.[1]	3,651,731
29,270	Henkel A.G. & Co. KGaA	2,312,692
69,381	Henkel A.G. & Co. KGaA	5,674,666
12,224	Ingles Markets, Inc. - Class A1	940,392
4,325	Inmode Ltd.*[1,2]	208,595
277,851	Ironwood Pharmaceuticals, Inc.*[1]	3,098,039
27,556	iTeos Therapeutics, Inc.*[1]	1,009,101
81,115	Jeronimo Martins SGPS S.A.	1,949,312
21,937	Johnson & Johnson[1]	3,779,526
80,610	Kesko Oyj - B Shares	2,545,966

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
4,166	Korn Ferry[1]	$276,539
145,667	Kraft Heinz Co.[1]	5,214,879
25,996	Kroger Co.[1]	1,133,166
10,300	Loblaw Cos. Ltd.	794,620
58,791	Maravai LifeSciences Holdings, Inc. - Class A*[1]	1,700,236
18,702	Medtronic PLC[1,2]	1,935,470
4,874	Merck KGaA	1,068,878
14,490	Moderna, Inc.*[1]	2,453,592
7,126	Molina Healthcare, Inc.*[1]	2,069,960
42,067	Mowi A.S.A.	1,032,489
79,584	Novo Nordisk A/S - Class B	7,916,086
249,314	Organogenesis Holdings, Inc.*[1]	1,917,225
243,390	Pfizer, Inc.[1]	12,824,219
61,800	Pharma Foods International Co., Ltd.	877,675
14,560	Procter & Gamble Co.[1]	2,336,152
25,143	Randstad N.V.	1,635,673
1,953	Regeneron Pharmaceuticals, Inc.*[1]	1,188,576
105,748	Robert Half International, Inc.[1]	11,977,019
15,277	Roche Holding A.G.	5,911,871
5,683	Roche Holding A.G.	2,340,113
34,593	Sonic Healthcare Ltd.	931,619
2,998	Sonova Holding A.G.	1,067,950
1,324	Straumann Holding A.G.	2,193,862
102,149	Tyson Foods, Inc. - Class A1	9,284,323
23,544	Unilever PLC	1,207,298
70,917	United Natural Foods, Inc.*[1]	2,750,161
10,873	United Therapeutics Corp.*[1]	2,194,933
586,477	Western Union Co.[1]	11,090,280
1,775,000	WH Group Ltd.[3]	1,187,484
		186,287,527
	DIVERSIFIED — 0.1%
150,000	Swire Pacific Ltd. - A Shares	908,705
	ENERGY — 2.4%
31,737	Oasis Petroleum, Inc.[1]	4,298,142
12,765	Occidental Petroleum Corp.[1]	480,857
457,760	Shell PLC	11,758,510
		16,537,509
	FINANCIAL — 10.5%
142,374	ABN AMRO Bank N.V.[3]	2,285,006
4,902	Alleghany Corp.*[1]	3,254,928
467,109	Banco Bilbao Vizcaya Argentaria S.A.	2,982,392

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
1,201,406	Banco Santander S.A.	$4,212,952
48,310	Blackstone, Inc.[1]	6,375,471
218,100	Canadian Apartment Properties REIT - REIT	9,592,488
118,752	Dexus - REIT	864,523
4,201	Extra Space Storage, Inc. - REIT[1]	832,596
1,291,691	GPT Group - REIT	4,577,407
263,227	Iron Mountain, Inc. - REIT[1]	12,087,384
327,100	Link REIT - REIT	2,808,304
615,176	Mirvac Group	1,140,053
573,659	NatWest Group PLC	1,885,375
16,634	Regency Centers Corp. - REIT[1]	1,193,489
615,500	RioCan Real Estate Investment Trust - REIT	10,715,084
144,641	Segro PLC	2,549,813
15,214	Simon Property Group, Inc. - REIT[1]	2,239,501
105,980	Stockland	305,486
8,440	T. Rowe Price Group, Inc.[1]	1,303,389
		71,205,641
	INDUSTRIAL — 10.9%
7,470	3M Co.[1]	1,240,169
146,800	AGC, Inc.	6,737,444
58,411	Arrow Electronics, Inc.*[1]	7,242,964
84,398	Expeditors International of Washington, Inc.[1]	9,661,883
12,738	General Dynamics Corp.[1]	2,701,730
9,124	Huntington Ingalls Industries, Inc.[1]	1,708,013
31,424	Jacobs Engineering Group Inc[1]	4,090,776
152,186	Knight-Swift Transportation Holdings, Inc.[1]	8,610,684
37,521	Koninklijke BAM Groep N.V.*	125,285
12,263	L3Harris Technologies, Inc.[1]	2,566,523
10,953	Lennox International, Inc.[1]	3,106,490
5,979	Old Dominion Freight Line, Inc.[1]	1,805,239
59,057	Otis Worldwide Corp.[1]	5,045,239
14,641	Owens Corning[1]	1,298,657
28,776	Pentair PLC[1,2]	1,833,031
10,873	Schindler Holding A.G. - Participation Certificate	2,728,802
88,100	TFI International, Inc.	8,479,417
17,776	Thales S.A.	1,639,820
338	Waters Corp.*[1]	108,201
46,563	ZIM Integrated Shipping Services Ltd.[1,2]	3,106,683
		73,837,050
	TECHNOLOGY — 13.3%
4,089	Accenture PLC - Class A1,2	1,445,789

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
6,265	Adobe, Inc.*[1]	$3,347,389
62,051	Apple, Inc.[1]	10,845,274
23,413	Bentley Systems, Inc. - Class B1	940,500
24,362	Check Point Software Technologies Ltd.*[1,2]	2,948,046
1,100	Constellation Software, Inc.	1,894,497
7,633	EPAM Systems, Inc.*[1]	3,634,377
9,383	Fortinet, Inc.*[1]	2,789,003
406,151	Hewlett Packard Enterprise Co.[1]	6,632,446
8,206	Intuit, Inc.[1]	4,556,217
47,329	Kulicke & Soffa Industries, Inc.[1]	2,588,423
61,770	Microsoft Corp.[1]	19,209,235
4,686	NVIDIA Corp.[1]	1,147,414
111,100	Open Text Corp.	5,317,278
141,445	Oracle Corp.[1]	11,479,676
150,500	Oracle Corp. Japan	11,255,985
		90,031,549
	UTILITIES — 4.7%
346,139	Engie S.A.	5,324,342
195,056	Fortum Oyj	5,309,463
108,378	NRG Energy, Inc.[1]	4,327,534
309,508	UGI Corp.[1]	14,036,188
193,656	United Utilities Group PLC	2,793,480
		31,791,007
	TOTAL COMMON STOCKS
	(Cost $665,022,515)	654,764,762

Principal Amount
	SHORT-TERM INVESTMENTS — 10.6%
$71,420,581	UMB Bank Demand Deposit, 0.01%[4]	71,420,581
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $71,420,581)	71,420,581

TOTAL INVESTMENTS — 107.3%
(Cost $736,443,096)	726,185,343
Liabilities in Excess of Other Assets — (7.3)%	(49,131,434)
TOTAL NET ASSETS — 100.0%	$677,053,909

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT — (26.7)%
	COMMON STOCKS — (26.7)%
	BASIC MATERIALS — (1.7)%
(2,482,013)	De Grey Mining Ltd.*	$(2,010,987)
(317,200)	Energy Fuels, Inc./Canada*	(1,961,290)
(657,800)	NexGen Energy Ltd.*	(2,706,336)
(4,313,303)	Paladin Energy Ltd.*	(2,249,212)
(75,900)	SilverCrest Metals, Inc.*	(571,997)
(625,651)	Uranium Energy Corp.*	(1,632,949)
		(11,132,771)
	COMMUNICATIONS — (4.0)%
(44,707)	Delivery Hero S.E.*[3]	(3,450,993)
(99,024)	Just Eat Takeaway.com N.V.*[3]	(4,889,968)
(353,911)	Limelight Networks, Inc.*	(1,511,200)
(2,166)	Snap, Inc. - Class A*	(70,482)
(160,758)	Uber Technologies, Inc.*	(6,012,349)
(24,951)	Wayfair, Inc. - Class A*	(3,890,360)
(33,067)	Zillow Group, Inc. - Class A*	(1,648,720)
(108,119)	Zillow Group, Inc. - Class C*	(5,457,847)
		(26,931,919)
	CONSUMER, CYCLICAL — (3.2)%
(44,227)	Carvana Co.*	(7,167,428)
(13,935)	Las Vegas Sands Corp.*	(610,353)
(187,627)	Luminar Technologies, Inc.*	(2,746,859)
(52,257)	Peloton Interactive, Inc. - Class A*	(1,428,184)
(116,052)	PointsBet Holdings Ltd.*	(406,719)
(252,721)	Qantas Airways Ltd.*	(864,984)
(59,488)	Rivian Automotive, Inc. - Class A*	(3,910,741)
(82,438)	TuSimple Holdings, Inc. - Class A*	(1,546,537)
(202,688)	Virgin Galactic Holdings, Inc.*	(1,864,730)
(15,639)	Wynn Resorts Ltd.*	(1,336,352)
		(21,882,887)
	CONSUMER, NON-CYCLICAL — (8.0)%
(34,314)	10X Genomics, Inc. - Class A*	(3,303,409)
(113,215)	Accolade, Inc.*	(2,162,407)
(29,812)	Affirm Holdings, Inc.*	(1,910,055)
(551)	Alnylam Pharmaceuticals, Inc.*	(75,818)
(17,029)	Argenx S.E.*	(4,556,900)
(53,460)	Axsome Therapeutics, Inc.*	(1,466,942)
(620,300)	Canopy Growth Corp.*	(4,986,993)
(86,956)	Exact Sciences Corp.*	(6,639,960)
(36,467)	Guardant Health, Inc.*	(2,536,280)
(10,945)	Insulet Corp.*	(2,714,360)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(63,671)	Novocure Ltd.*[2]	$(4,371,014)
(265,110)	Oak Street Health, Inc.*	(4,607,612)
(276,540)	Ocado Group PLC*	(5,634,298)
(378,320)	Provention Bio, Inc.*	(2,027,795)
(36,054)	Seagen, Inc.*	(4,849,624)
(10,233)	Teladoc Health, Inc.*	(784,973)
(149,697)	TG Therapeutics, Inc.*	(1,731,994)
		(54,360,434)
	ENERGY — (3.9)%
(700,900)	Ballard Power Systems, Inc.*	(7,311,150)
(575,125)	FuelCell Energy, Inc.*	(2,438,530)
(417,372)	ITM Power PLC*	(1,548,812)
(21,100)	Keyera Corp.	(496,461)
(321,822)	Plug Power, Inc.*	(7,038,247)
(184,681)	Sunrun, Inc.*	(4,788,778)
(54,400)	TC Energy Corp.	(2,809,012)
		(26,430,990)
	FINANCIAL — (0.6)%
(1)	Jackson Financial, Inc. - Class A	(32)
(45,497)	Lemonade, Inc.*	(1,452,719)
(86,836)	Redfin Corp.*	(2,567,740)
		(4,020,491)
	INDUSTRIAL — (0.5)%
(130,333)	Bloom Energy Corp.*	(1,965,421)
(3,629)	Boeing Co.*	(726,671)
(4,524)	Safran S.A.	(547,727)
		(3,239,819)
	TECHNOLOGY — (4.8)%
(18,355)	Bechtle A.G.	(1,102,098)
(266,100)	BlackBerry Ltd.*	(2,189,589)
(694,778)	Embracer Group A.B.*	(6,970,900)
(83,005)	Fastly, Inc. - Class A*	(2,378,923)
(174,500)	Lightspeed POS, Inc.*	(5,663,837)
(58,819)	Splunk, Inc.*	(7,288,851)
(17,993)	Twilio, Inc. - Class A*	(3,708,717)
(20,956)	Unity Software, Inc.*	(2,203,524)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(195,805)	Vuzix Corp.*	$(1,278,607)
		(32,785,046)
	TOTAL COMMON STOCKS
	(Proceeds $251,149,122)	(180,784,357)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $251,149,122)	$(180,784,357)

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $427,350,809, which represents 63.12% of total net assets of the Fund.
[2]Foreign security denominated in U.S. Dollars.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $13,854,229, which represents 2.05% of total net assets of the Fund.
[4]The rate is the annualized seven-day yield at period end.